Expense Example - Guinness Atkinson Dividend Builder Fund - Guinness Atkinson Dividend Builder ETF	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	$ 1,110